                                  T. Rowe Price
--------------------------------------------------------------------------------
                                Semiannual Report
                              Corporate Income Fund
--------------------------------------------------------------------------------
                                November 30, 2000
================================================================================
REPORT HIGHLIGHTS
-----------------
CORPORATE INCOME FUND
---------------------
     * The U.S. economy showed signs of slowing following a long period of strong growth.
     * In a volatile environment for stocks and some corporate bonds, your fund posted good results for the past six months.
     * Higher-quality bonds outpaced lower-quality securities during the six mon ths ended November 30.
     *    Moves  by  corporations   to  reduce  debt  have  created   attractive
          opportunities.
     * We have repositioned the portfolio somewhat more defensively and maintained our exposure to attractive yields and the potential for capital appreciation in 2001.
================================================================================
UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

================================================================================
FELLOW SHAREHOLDERS
-------------------
     The U.S. economy finally showed signs of decelerating following an extended period of robust growth. This environment led to significant volatility in both the equity and corporate bond markets, especially for lower-quality bonds. However, despite the recent turmoil, your fund posted solid results during the six months ended November 30, 2000.

MARKET ENVIRONMENT
------------------

     The Federal Reserve's tight monetary policy since June 1999 has resulted in slower economic growth both in the U.S. and abroad. In Japan export volumes are declining and consumer demand remains weak. GDP growth in Europe and Latin America seems to have slowed in the third quarter. Mounting evidence of economic moderation plus ongoing retrenchment in the financial markets have fueled hopes that the Fed's next move could be a shift to lower short-term rates in early 2001.

Interest Rate Levels
--------------------
                   BBB-Rated             10-Year
                Corporate Bonds       Treasury Note
                ---------------       -------------
11/30/1999            7.65                6.10
                      7.71                6.41
                      7.77                6.68
Feb-2000              7.74                6.38
                      7.84                6.13
                      8.01                6.15
May-2000              8.11                6.42
                      7.91                6.08
                      7.88                6.04
Aug-2000              7.83                5.76
                      7.86                5.82
                      7.95                5.76
Nov-2000              7.90                5.56

Source: T. Rowe Price Associates

     Corporations have responded to the prospect of slower growth by reducing debt and fortifying their balance sheets to improve creditworthiness. This is a sharp reversal from the environment of the past few years where debt was aggressively employed at any cost. Corporations financed rapid earnings growth by investing in new technologies to improve productivity, to build economies of scale, and by repurchasing shares to bolster share prices. Today, reducing debt is back in vogue as access to capital has become more restrictive and the ability to finance a high debt load is showing signs of weakening.

Borrowing costs have increased
------------------------------

     The move to reduce debt was spurred by the shrinking availability of capital to marginal borrowers and an increase in the cost of capital for high-quality corporations. This has created a difficult backdrop for corporate bonds. Lower-quality bonds, including BBB, split-rated (those rated BBB and BB by different rating agencies), and high yield (below BBB) were generally weak during the period. However, prices of U.S. Treasuries rose and yields declined during the past six months, especially for intermediate maturities. Thirty-year Treasury yields fell from 6.01% six months ago to 5.61% at the end of November, while two-year note yields dropped from 6.67% to 5.61%.

     During the past few years, corporate borrowers enjoyed access to a seemingly endless stream of low-cost financing, courtesy of both the public and private capital markets. Many questionable business models, as well as complete sectors of the economy, were overfunded, resulting in excess capacity and severe price competition. A clear example of this is in the consumer long-distance sector where overfunding resulted in cutthroat pricing for long-distance calls. Consumers have clearly benefited while the service providers are finding it increasingly difficult to earn a reasonable return on invested capital.

Volatile markets have produced attractive opportunities
-------------------------------------------------------

     The uncertainties associated with this environment tend to increase volatility and trigger investor demand for higher yields to compensate for their risk, particularly on lower-quality bonds. As a result, during the past 6- and 12-month periods, single B, split-rated, and BBB bonds underperformed their high-grade (AAA and AA) counterparts.

     As is often the case when investor confidence starts to fade, market volatility tends to rise and asset prices decline. In many instances risk premiums rise on even the best corporate credits in sympathy with the rest of the market, resulting in attractive investment opportunities for the long-term investor. We feel we are at the beginning of such a period and remain confident in our ability to identify such opportunities for our shareholders.

PERFORMANCE AND STRATEGY REVIEW
-------------------------------


PERFORMANCE COMPARISON
----------------------
Periods Ended 11/30/00       6 Months    12 Months
----------------------       --------    ---------
Corporate Income Fund          6.08%         6.00%
Lehman Brothers Baa
U.S. Credit Index              6.64          5.32
Lipper Corporate Debt
BBB Funds Average              6.06          5.63


     Your fund posted strong results for the six months ended November 30, 2000, that were in line with the Lipper peer group but below the Lehman Baa U.S. Credit Index (the name was recently changed from the Lehman Baa Corporate Bond Index). Returns for the 12-month period reflected flat performance during the previous six months but surpassed both benchmarks. The fund's net asset value rose from $8.80 last May to $8.99 at the end of November, while dividends per share remained constant at $0.34. We overweighted lower-quality corporate bonds, which lagged Treasury and higher-grade corporate securities, and maintained a neutral duration versus the benchmark. (Duration is a measure of a fund's sensitivity to changes in interest rates. For example, a fund with a duration of five years would fall or rise about 5% in price in response to a one-percentage-point rise or fall in interest rates.)

--------------------------------------------------------------------------------

Quality Diversification pie chart shown here, A Rated and above 29%; BBB Rated 49%; BB Rated 15%; B Rated 7%

--------------------------------------------------------------------------------

     Our convertible preferred securities preformed remarkably well through October. However, with the sharp stock market decline in November, some of our largest investments, including Liberty Media/Sprint PCS, Media One/Vodafone PLC, and Global Crossing, also fell in price. The yields on these investments remain attractive and offer protection against further price declines, in our view. They also provide an opportunity for potential long-term appreciation. As equity prices dropped, we selectively added to some convertible positions including Media One, Liberty Media, and Sovereign Bancorp. The bulk of the portfolio performed quite well relative to the benchmarks, leading to so lid six-month performance in a difficult environment.

Positioning the portfolio for the months ahead
----------------------------------------------

     Given the uncertain outlook for global economic growth and the length of time required for borrowers to fortify their balance sheets, we expect the risk premiums on lower-quality securities to remain high by historical standards over the near term. Accordingly, we positioned the portfolio more defensively by selling some corporate bonds and investing the proceeds in U.S. Treasury and agency obligations. In addition, we extended the duration of the portfolio based on our outlook for lower interest rates and higher bond prices over the next six months.

OUTLOOK
-------

     During the coming year, we expect the Fed to lower rates enough to assure that the U.S. economy continues to grow at a sustainable rate. The U.S. Treasury yield curve should continue to normalize with short-term rates falling below long-term rates, and the difference in yields between low- and high-quality bonds should begin to decline as investor confidence in the economy and corporate creditworthiness is restored. This type of environment bodes well for corporate bond investors. The fund should be in a position to benefit from the changes we see falling into place, and we remain optimistic about its long-term prospects.

     Thank you for investing with T. Rowe Price.

Respectfully submitted,

/s/

Robert M. Rubino
Chairman of the Fund's Investment Advisory Committee

December 18, 2000
================================================================================

T. Rowe Price Corporate Income Fund
-----------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
-------------                                            5/31/00      11/30/00
-------------                                            -------      --------
Price Per Share                                          $ 8.80         $ 8.99
Dividends Per Share
     For 6 months                                          0.34           0.34
     For 12 months                                         0.68           0.69
30-Day Dividend Yield *                                    7.98           7.52
30-Day Standardized Yield to Maturity                      8.98           8.14
Weighted Average Maturity (years)                         11.7           12.4
Weighted Average Effective Duration (years)                5.5            5.9
Weighted Average Quality **                                BBB+           BBB+

      * Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value per share at the end of the period.
      **   Based on T. Rowe Price research.

================================================================================
T. Rowe Price Corporate Income Fund
-----------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------                              Percent of     Percent of
                                                    Net Assets     Net Assets
                                                       5/31/00       11/30/00
                                                       -------       --------
 Telecommunications                                       7%            13%
 Banking                                                 12             12
 Energy and Petroleum                                     8              7
 Aerospace and Defense                                    4              5
 Savings and Loan                                         1              4
 Paper and Paper Products                                 4              4
 U. S. Treasury Obligations                               3              4
 Equity and Convertible Securities                        2              4
 Airlines                                                 3              4
 Media and Communications                                 5              3
 Food and Tobacco                                         4              3
 Gaming                                                   2              2
 U.S. Government Agency Obligations                       -              2
 Services                                                 3              2
 Foreign Government and Municipalities                    6              2
 All Other                                               36             28
 Other Assets Less Liabilities                            -              1

 Total                                                  100%           100%


================================================================================

T. Rowe Price Corporate Income Fund
-----------------------------------
PERFORMANCE COMPARISON
----------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

--------------------------------------------------------------------------------
               Lehman Brothers Baa     Lipper Corporate Debt     Corporate
                U.S. Credit Index       BBB Funds Average       Income Fund
                -----------------       -----------------       -----------
10/31/1995            10000                   10000                 10000
Nov-1996              10927                   10783                 10941
Nov-1997              11831                   11671                 12062
Nov-1998              12759                   12442                 12369
Nov-1999              12734                   12299                 12367
Nov-2000              13411                   12902                 13109

AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                           Since    Inception
Periods Ended 11/30/00    1 Year   3 Years   5 Years   Inception         Date
----------------------    ------   -------   -------   ---------         ----
Corporate Income Fund      6.00%     2.81%     5.22%      5.47%      10/31/95

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

================================================================================

T. Rowe Price Corporate Income Fund
-----------------------------------                                   Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
                       6 Months     Year                             10/31/95
                          Ended    Ended                              Through
                       11/30/00  5/31/00   5/31/99  5/31/98  5/31/97  5/31/96
NET ASSET VALUE
Beginning of period     $  8.80  $  9.54  $  10.39  $  9.81  $  9.58  $ 10.00
-------------------------------------------------------------------------------
Investment activities
  Net investment
  income (loss)            0.34*    0.68*     0.70*    0.75*    0.73*    0.44*
  Net realized and
  unrealized gain (loss    0.19    (0.74)    (0.83)    0.59     0.23    (0.42)
-------------------------------------------------------------------------------
  Total from
  investment activities    0.53    (0.06)    (0.13)    1.34     0.96     0.02
-------------------------------------------------------------------------------
Distributions
  Net investment income   (0.34)   (0.68)    (0.70)   (0.76)   (0.73)   (0.44)
  Net realized gain           -        -     (0.02)       -        -        -
-------------------------------------------------------------------------------
  Total distributions     (0.34)   (0.68)    (0.72)   (0.76)   (0.73)   (0.44)
-------------------------------------------------------------------------------
NET ASSET VALUE
End of period           $  8.99  $  8.80  $   9.54  $ 10.39  $  9.81  $  9.58

Ratios/Supplemental Data
Total return+             6.08%*  (0.63%)*  (1.21%)* 13.96%*  10.35%*  0.09%*
-------------------------------------------------------------------------------
Ratio of total expenses to
average net assets        0.80%+*  0.80%*    0.80%*  0.80%*    0.80%*  0.80%+*
-------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                7.60%+*  7.44%*    7.12%*  7.33%*    7.55%*  7.56%+*
-------------------------------------------------------------------------------
Portfolio turnover rate   81.8%+    90.9%    140.8%  146.0%    119.5%  70.5%+
-------------------------------------------------------------------------------
Net assets, end of period
(in thousands)          $49,130  $43,725  $ 50,822  $42,829  $ 20,732 $ 12,461
-------------------------------------------------------------------------------
          +    Total return reflects the rate that an investor would have earned on an  investment  in  the  fund  during  each  period,  assuming reinvestment of all distributions.
          *    Excludes   expenses  in  excess  of  a  0.80%  voluntary  expense
               limitation in effect through 5/31/01.
          +    Annualized

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Corporate Income Fund
-----------------------------------
Unaudited                                                    November 30, 2000

PORTFOLIO OF INVESTMENTS
------------------------                                   Par/Shares    Value
                                                                  In thousands

CORPORATE BONDS AND NOTES  84.7%
Aerospace and Defense  4.6%
Lockheed Martin, Sr. Notes, 8.20%, 12/1/09                 $    1,000 $  1,069
-------------------------------------------------------------------------------
Newport News Shipbuilding, Sr. Notes, 8.625%, 12/1/06             400      396
-------------------------------------------------------------------------------
Raytheon, Sr. Notes, 5.70%, 11/1/03                               800      777
-------------------------------------------------------------------------------
                                                                         2,242
-------------------------------------------------------------------------------
Airlines  3.5%
Atlas Air, ETC
        8.77%, 1/2/11                                             452      462
-------------------------------------------------------------------------------
        9.702%, 1/2/10                                            250      263
-------------------------------------------------------------------------------
Continental Airlines, 8.312%, 4/2/11                              500      503
-------------------------------------------------------------------------------
Delta Air Lines, Sr. Notes, 7.90%, 12/15/09                       500      475
-------------------------------------------------------------------------------
                                                                         1,703
-------------------------------------------------------------------------------
Banking  11.7%
Banco Generale, Sr. Sub. Notes, (144a), 7.70%, 8/1/02             900      880
-------------------------------------------------------------------------------
Banco Santiago, Sr. Sub. Notes, 7.00%, 7/18/07                    770      705
-------------------------------------------------------------------------------
Bank United, MTN, 8.00%, 3/15/09                                  750      734
-------------------------------------------------------------------------------
Capital One Bank, Sr. Notes, 8.25%, 6/15/05                       650      639
-------------------------------------------------------------------------------
Imperial Bank, Sr. Sub. Notes, 8.50%, 4/1/09                      725      706
-------------------------------------------------------------------------------
MBNA America Bank, Sr. Sub. Notes, 6.75%, 3/15/08                 900      809
-------------------------------------------------------------------------------
Northern Trust, MTN, 7.30%, 9/15/06                               500      499
-------------------------------------------------------------------------------
State Street, Sr. Sub. Notes, 7.65%, 6/15/10                      375      384
-------------------------------------------------------------------------------
Sumitomo Bank International, Sr. Sub. Notes
        8.50%, 6/15/09                                            400      409
-------------------------------------------------------------------------------
                                                                         5,765
-------------------------------------------------------------------------------
Beverages  1.7%
Coca Cola Femsa, Sr. Notes, 8.95%, 11/1/06                        375      377
-------------------------------------------------------------------------------

Panamerican Beverages, Sr. Notes, 7.25%, 7/1/09                   500      436
-------------------------------------------------------------------------------
                                                                           813
-------------------------------------------------------------------------------
Broadcasting  0.5%
Chancellor Media
    Sr. Notes, 8.00%, 11/1/08                                     125      125
-------------------------------------------------------------------------------
    Sub. Notes, 8.125%, 12/15/07                                  125      127
-------------------------------------------------------------------------------
                                                                           252
-------------------------------------------------------------------------------
Building and Real Estate  1.3%
Lennar, Sr. Notes, 9.95%, 5/1/10                                  150      149
-------------------------------------------------------------------------------
Regency Centers, Sr. Notes, REIT, 7.40%, 4/1/04                   500      493
-------------------------------------------------------------------------------
                                                                           642
-------------------------------------------------------------------------------
Cable Operators  1.3%
Lenfest Communications, Sr. Sub. Notes, 10.50%, 6/15/06    $      250 $    280
-------------------------------------------------------------------------------
Northland Cable Television, Sr. Sub. Notes
        10.25%, 11/15/07                                          250      183
-------------------------------------------------------------------------------
Rogers Cablesystems, Sr. Sub. Notes, 11.00%, 12/1/15              150      165
-------------------------------------------------------------------------------
                                                                           628
-------------------------------------------------------------------------------
Conglomerates  1.1%
Hutchison Whampoa Finance, Sr. Notes, (144a), 7.45%, 8/1/17       600      554
-------------------------------------------------------------------------------
                                                                           554
-------------------------------------------------------------------------------
Container  0.9%
Ball, Sr. Notes, 7.75%, 8/1/06                                    300      290
-------------------------------------------------------------------------------
Consolidated Container, Sr. Sub. Notes, 10.125%, 7/15/09          150      129
-------------------------------------------------------------------------------
                                                                           419
-------------------------------------------------------------------------------
Electric Utilities  1.9%
Korea Electric Power, Sr. Notes, 7.00%, 10/1/02                   500      493
-------------------------------------------------------------------------------
South Carolina Electric & Gas, 1st Mtg. Bonds
        6.125%, 3/1/09                                            490      462
-------------------------------------------------------------------------------
                                                                           955
-------------------------------------------------------------------------------
Electronic Components  0.8%
Arrow Electronics, Sr. Notes, (144a), 8.20%, 10/1/03 +            400      405
-------------------------------------------------------------------------------
                                                                           405
-------------------------------------------------------------------------------

Energy  5.2%
Amerigas Partners, Sr. Notes, (144a), 10.125%, 4/15/07            200      198
-------------------------------------------------------------------------------
Energy Corp. of America, Sr. Sub. Notes
        9.50%, 5/15/07                                             50       39
-------------------------------------------------------------------------------
Offshore Logistics, Sr. Notes, (144a), 7.875%, 1/15/08            100       92
-------------------------------------------------------------------------------
PDVSA Finance Limited, Sr. Notes, 6.80%, 11/15/08                 500      431
-------------------------------------------------------------------------------
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07               200      199
-------------------------------------------------------------------------------
YPF Sociedad Anonima, Sr. Notes, 10.00%, 11/2/01                1,500    1,588
-------------------------------------------------------------------------------
                                                                         2,547
-------------------------------------------------------------------------------
Entertainment and Leisure  0.7%
Premier Parks, Sr. Notes, 9.75%, 6/15/07                          100       94
-------------------------------------------------------------------------------
Royal Caribbean Cruises, Sr. Notes, 6.75%, 3/15/08                290      255
-------------------------------------------------------------------------------
                                                                           349
-------------------------------------------------------------------------------
Food and Tobacco  3.2%
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07                    175      126
-------------------------------------------------------------------------------
Keebler Foods, Sr. Sub. Notes, 10.75%, 7/1/06                     250      265
-------------------------------------------------------------------------------
Philip Morris, Sr. Notes, 7.00%, 7/15/05                          575      558
-------------------------------------------------------------------------------
UST, Sr. Notes, 8.80%, 3/15/05                                    650      640
-------------------------------------------------------------------------------
                                                                         1,589
-------------------------------------------------------------------------------
Foreign Government and Municipalities  2.1%
Republic of Brazil, FRN, 7.375%, 4/15/06                   $      440 $    402
-------------------------------------------------------------------------------
United Mexican States, Sr. Notes, 9.875%, 2/1/10                  600      625
-------------------------------------------------------------------------------
                                                                         1,027
-------------------------------------------------------------------------------
Gaming  2.4%
Harrahs, Gtd. Sr. Sub. Notes, 7.875%, 12/15/05                    250      242
-------------------------------------------------------------------------------
International Game Technology, Sr. Notes, 8.375%, 5/15/09         250      244
-------------------------------------------------------------------------------
Mandalay Resort Group, Sr. Notes, 9.50%, 8/1/08                   200      199
-------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Notes
        8.125%, 1/1/06                                            250      244
-------------------------------------------------------------------------------
Park Place Entertainment, Sr. Sub. Notes, 7.875%, 12/15/05        250      241
-------------------------------------------------------------------------------
                                                                         1,170
-------------------------------------------------------------------------------

Health Care Services  0.4%
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05                       200      197
-------------------------------------------------------------------------------
                                                                           197
-------------------------------------------------------------------------------
Insurance  1.8%
Fairfax Financial, Sr. Notes, 8.25%, 10/1/15                      500      420
-------------------------------------------------------------------------------
Frank Russell, Sr. Notes, (144a), 5.625%, 1/15/09 +               500      450
-------------------------------------------------------------------------------
                                                                           870
-------------------------------------------------------------------------------
Investment Dealers  1.1%
Goldman Sachs Group, Sr. Notes, 7.80%, 1/28/10                    550      556
-------------------------------------------------------------------------------
                                                                           556
-------------------------------------------------------------------------------
Lodging  0.1%
Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08                50       50
-------------------------------------------------------------------------------
                                                                            50
-------------------------------------------------------------------------------
Long Distance  2.3%
AT&T, Sr. Notes, 6.50%, 3/15/29                                   500      403
-------------------------------------------------------------------------------
Level 3 Communications, Sr. Notes, 11.00%, 3/15/08                150      115
-------------------------------------------------------------------------------
Sprint Capital, Sr. Notes, 6.875%, 11/15/28                       750      618
-------------------------------------------------------------------------------
                                                                         1,136
-------------------------------------------------------------------------------
Manufacturing  0.6%
Tyco International, Sr. Notes, 6.125%, 11/1/08                    300      278
-------------------------------------------------------------------------------
                                                                           278
-------------------------------------------------------------------------------
Media and Communications  3.3%
News America, Sr. Notes, 6.75%, 1/9/10                          1,000      923
-------------------------------------------------------------------------------
Time Warner, Sr. Notes
        6.625%, 5/15/29                                           400      348
-------------------------------------------------------------------------------
        8.11%, 8/15/06                                            350      366
-------------------------------------------------------------------------------
                                                                         1,637
-------------------------------------------------------------------------------
Metals  0.4%
Alcoa, Sr. Notes, 7.375%, 8/1/10                           $      200 $    205
-------------------------------------------------------------------------------
                                                                           205
-------------------------------------------------------------------------------
Metals and Mining  1.6%
Cyprus Amax Minerals, Sr. Notes, 7.375%, 5/15/07                  500      491
-------------------------------------------------------------------------------
P&L Coal Holdings, Sr. Notes, 8.875%, 5/15/08                     300      296
-------------------------------------------------------------------------------
                                                                           787
-------------------------------------------------------------------------------

Oil Field Services  0.7%
Halliburton, Sr. Notes, 5.625%, 12/1/08                           400      368
-------------------------------------------------------------------------------
                                                                           368
-------------------------------------------------------------------------------
Paper and Paper Products  3.9%
Abitibi Consolidated, Sr. Notes, 8.55%, 8/1/10                    425      414
-------------------------------------------------------------------------------
Bowater, Sr. Notes, 9.375%, 12/15/21                              500      527
-------------------------------------------------------------------------------
Celulosa Arauco Y Constitucion, Sr. Notes
        7.50%, 9/15/17                                            725      620
-------------------------------------------------------------------------------
Packaging Corp. of America, Sr. Sub. Notes
        9.625%, 4/1/09                                            250      257
-------------------------------------------------------------------------------
Repap New Brunswick, Sr. Sec. Notes, 11.50%, 6/1/04               100      113
-------------------------------------------------------------------------------
                                                                         1,931
-------------------------------------------------------------------------------
Petroleum  2.0%
Pemex Finance Limited, 9.03%, 2/15/11                             675      695
-------------------------------------------------------------------------------
Petroleos Mexicanos, Gtd. Notes, 9.25%, 3/30/18                   300      294
-------------------------------------------------------------------------------
                                                                           989
-------------------------------------------------------------------------------
Printing and Publishing  0.5%
Hollinger International Publishing, Sr. Sub. Notes
        9.25%, 3/15/07                                            250      246
-------------------------------------------------------------------------------
                                                                           246
-------------------------------------------------------------------------------
Railroads  1.2%
Union Pacific, Sr. Notes, 6.625%, 2/1/08                          600      581
-------------------------------------------------------------------------------
                                                                           581
-------------------------------------------------------------------------------
Retail  0.0%
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06 *                100        1
-------------------------------------------------------------------------------
                                                                             1
-------------------------------------------------------------------------------
Savings and Loan  4.4%
Bank United, Jr. Sub. Notes, 10.25%, 12/31/26                     700      532
-------------------------------------------------------------------------------
Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27               350      316
-------------------------------------------------------------------------------
Golden State Holdings, Sr. Notes, 7.00%, 8/1/03                 1,025      980
-------------------------------------------------------------------------------
Greenpoint Bank, Sr. Sub Notes, 9.25%, 10/1/10                    350      342
-------------------------------------------------------------------------------
                                                                         2,170
-------------------------------------------------------------------------------

Service  2.3%
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                 $      250 $    251
-------------------------------------------------------------------------------
Intertek Finance, Sr. Notes, 10.25%, 11/1/06                       75       38
-------------------------------------------------------------------------------
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                             250      233
-------------------------------------------------------------------------------
Waste Management, Sr. Notes, 7.70%, 10/1/02                       600      593
-------------------------------------------------------------------------------
                                                                         1,115
-------------------------------------------------------------------------------
Specialty Chemicals  1.1%
American Pacific, Sr. Notes, 9.25%, 3/1/05                        175      171
-------------------------------------------------------------------------------
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                           200      168
-------------------------------------------------------------------------------
Octel, Sr. Notes, 10.00%, 5/1/06                                  200      188
-------------------------------------------------------------------------------
                                                                           527
-------------------------------------------------------------------------------
Supermarkets  1.1%
Kroger, 8.05%, 2/1/10                                             500      519
-------------------------------------------------------------------------------
                                                                           519
-------------------------------------------------------------------------------
Telephone  4.8%
Ameritech Capital Funding Corp., Sr. Notes
        6.55%, 1/15/28                                            400      352
-------------------------------------------------------------------------------
BellSouth Telecommunications, Sr. Notes, 6.375%, 6/1/28           700      609
-------------------------------------------------------------------------------
Deutsche Telekom, Sr. Notes, 8.00%, 6/15/10                       700      709
-------------------------------------------------------------------------------
KPN, Sr. Notes, (144a) 8.00%, 10/1/10 +                           210      203
-------------------------------------------------------------------------------
Qwest Capital Funding, Sr. Notes, (144a), 7.90%, 8/15/10          500      508
-------------------------------------------------------------------------------
                                                                         2,381
-------------------------------------------------------------------------------
Textiles and Apparel  0.3%
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/05                     200      142
-------------------------------------------------------------------------------
                                                                           142
-------------------------------------------------------------------------------
Transportation (excluding Railroads)  1.1%
Allied Holdings, Sr. Notes, 8.625%, 10/1/07                       125       96
-------------------------------------------------------------------------------
TravelCenters of America, Sr. Sub. Notes, (144a)
        12.75%, 5/1/09 +                                          200      189
-------------------------------------------------------------------------------
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05                250      240
-------------------------------------------------------------------------------
                                                                           525
-------------------------------------------------------------------------------

Transportation Services  1.2%
Amerco, Sr. Notes, 8.80%, 2/4/05                                  600      578
-------------------------------------------------------------------------------
                                                                           578
-------------------------------------------------------------------------------
Wireless Communications  2.3%
Rogers Cantel, Sr. Sec. Notes
        9.375%, 6/1/08                                            125      127
-------------------------------------------------------------------------------
        9.75%, 6/1/16                                             125      134
-------------------------------------------------------------------------------
Vodafone Airtouch, Sr. Notes, (144a), 7.75%, 2/15/10       $      600 $    616
-------------------------------------------------------------------------------
VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09                250      267
-------------------------------------------------------------------------------
                                                                         1,144
-------------------------------------------------------------------------------
Wireline Communications  3.3%
Intermedia Communications, Sr. Notes, 9.50%, 3/1/09               250      227
-------------------------------------------------------------------------------
Metronet Communications, Sr. Disc. Notes
        STEP, 0%, 6/15/08                                         400      320
-------------------------------------------------------------------------------
Nextlink Communications, Sr. Disc. Notes
        STEP, 0%, 6/1/09                                          350      117
-------------------------------------------------------------------------------
Telefonica Europe, Sr. Notes, 7.75%, 9/15/10                      285      284
-------------------------------------------------------------------------------
Worldcom, Sr. Notes, 6.95%, 8/15/28                               750      659
-------------------------------------------------------------------------------
                                                                         1,607
-------------------------------------------------------------------------------
Total Corporate Bonds and Notes (Cost  $42,608)                         41,600
-------------------------------------------------------------------------------

ASSET-BACKED SECURITIES  1.0%
Banking  1.0%
MBNA Master Credit Card Trust, Sub. Notes
        6.65%, 7/17/06                                            500      489
-------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost  $493)                                 489
-------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  2.4%
U.S. Government Agency Obligations  2.4%
Federal Home Loan Mortgage, 5.25%, 1/15/06                        300      261
-------------------------------------------------------------------------------
Federal National Mortgage Assn.
        7.00%, 7/15/05                                            600      618
-------------------------------------------------------------------------------
        7.25%, 1/15/10                                            275      290
-------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Securities(Cost$1,163)             1,169
-------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS  3.7%
U.S. Treasury Obligations  3.7%
U.S. Treasury Bond Strips, Principal Only, 11/15/21               125       38
-------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.125%, 8/15/29                              915      976
-------------------------------------------------------------------------------
U.S. Treasury Notes
        5.75%, 8/15/10                                     $      450 $    460
-------------------------------------------------------------------------------
        6.75%, 5/15/05                                            350      367
-------------------------------------------------------------------------------
Total U.S. Government Obligations (Cost  $1,803)                         1,841
-------------------------------------------------------------------------------

EQUITY AND CONVERTIBLE SECURITIES  4.3%
Automobiles and Related  0.3%
Ford Motor, Common                                                  6      136
-------------------------------------------------------------------------------
                                                                           136
-------------------------------------------------------------------------------
Banking  0.4%
Sovereign Bancorp, Common                                           4      189
-------------------------------------------------------------------------------
                                                                           189
-------------------------------------------------------------------------------
Building and Real Estate  1.1%
Crescent Real Estate Equities, REIT,
        Cv. Pfd. (Series A), 6.75%                                  5       75
-------------------------------------------------------------------------------
Equity Residential Properties Trust, REIT, Cv. Pfd, 7.25%           5      113
-------------------------------------------------------------------------------
Kimco Realty, REIT, Cv. Pfd.                                        1       26
-------------------------------------------------------------------------------
Reckson Associates Realty, REIT, Cv. Pfd. (Series A), 7.625%       16      346
-------------------------------------------------------------------------------
                                                                           560
-------------------------------------------------------------------------------
Electric Utilities  0.6%
American Electric Power, Common                                     1       35
-------------------------------------------------------------------------------
Consolidated Edison, Common                                         1       28
-------------------------------------------------------------------------------
GPU, Common                                                         1       26
-------------------------------------------------------------------------------
Potomac Electric Power, Common                                      5      110
-------------------------------------------------------------------------------
Scottish Power ADR, Common                                          3       77
-------------------------------------------------------------------------------
TXU, Common                                                         1       30
-------------------------------------------------------------------------------
                                                                           306

-------------------------------------------------------------------------------
Media and Communications  0.8%
Media One Group, Cv. Pfd.                                          11      396
-------------------------------------------------------------------------------
                                                                           396
-------------------------------------------------------------------------------
Miscellaneous Consumer Products  0.2%
Philip Morris, Common                                               2       67
-------------------------------------------------------------------------------
UST, Common                                                         1       33
-------------------------------------------------------------------------------
                                                                           100
-------------------------------------------------------------------------------
Paper and Paper Products  0.3%
International Paper, Cv. Pfd., 5.25%                                4      148
-------------------------------------------------------------------------------
                                                                           148
-------------------------------------------------------------------------------
Railroads  0.4%
Union Pacific Capital Trust, Cv. Pfd., 6.25%                        4 $    177
-------------------------------------------------------------------------------
                                                                           177
-------------------------------------------------------------------------------
Telecommunications  0.2%
Global Crossing Limited, Cv. Pfd., 7.00%                            1      114
-------------------------------------------------------------------------------
                                                                           114
-------------------------------------------------------------------------------
Total Equity and Convertible Securities (Cost  $2,155)                   2,126
-------------------------------------------------------------------------------

CONVERTIBLE BONDS  1.0%
Miscellaneous Business Services  0.3%
Waste Management, 4.00%, 2/1/02                            $      150      143
-------------------------------------------------------------------------------
                                                                           143
-------------------------------------------------------------------------------
Telephone  0.7%
Liberty Media, 4.00%, 11/15/29                                    500      359
-------------------------------------------------------------------------------
                                                                           359
-------------------------------------------------------------------------------
Total Convertible Bonds (Cost  $530)                                       502
-------------------------------------------------------------------------------

Money Market Funds  1.5%
Reserve Investment Fund, 6.70% #                                  726      726
-------------------------------------------------------------------------------
Total Money Market Funds (Cost  $726)                                      726

Total Investments in Securities
-------------------------------------------------------------------------------
98.6% of Net Assets (Cost  $49,478)                                   $ 48,453
--------------------------------------------------------------------------------

FUTURES CONTRACTS
-----------------
In thousands
                                               Contract Unrealized
                                    Expiration   Value  Gain (Loss)
                                    ---------- -------- -----------
Long, 2 U.S. Treasury Notes 5-year
contracts,$2,600 par of BellSouth
Telecommunications bonds pledged as
initial margin                         3/01     $  204     $   1
Long, 2 U.S. Treasury Notes 10-year
contracts, $4,000 par of BellSouth
Telecommunications bonds pledged as
initial margin                         3/01        206         2
Net payments (receipts) of variation
margin to date                                                              (1)
-------------------------------------------------------------------------------
Variation margin receivable
(payable) on open futures contracts                                          2

Other Assets Less Liabilities                                              675

NET ASSETS                                                            $ 49,130

    +  Private Placement
    *  Non-income producing
    #  Seven-day yield
  ADR  American Depository Receipt
  ETC  Equipment Trust Certificate
  FRN  Floating Rate Note
  MTN  Medium Term Note
 REIT  Real Estate Mortgage Investment Trust
 STEP Stepped coupon note for which the interest rate will adjust on specified future date(s).
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 6.1% of net assets.

  The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Corporate Income Fund
-----------------------------------
Unaudited                                                     November 30, 2000

STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------                                In thousands

ASSETS
------
Investments in securities, at value (cost $49,478)             $      48,453
Receivable for investment securities sold                              2,167
Other assets                                                           1,332
Total assets                                                          51,952

LIABILITIES
-----------

Payable for investment securities purchased                            2,295
Other liabilities                                                        527
Total liabilities                                                      2,822

NET ASSETS                                                     $      49,130

Net Assets Consist of:
Accumulated net investment income - net of distributions       $          70
Accumulated net realized gain/loss - net of distributions             (5,161)
Net unrealized gain (loss)                                            (1,022)
Paid-in-capital applicable to 5,462,085 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       55,243

NET ASSETS                                                     $      49,130

NET ASSET VALUE PER SHARE                                      $        8.99


The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Corporate Income Fund
-----------------------------------                                   Unaudited
STATEMENT OF OPERATIONS
-----------------------                                            In thousands
                                                                       6 Months
                                                                          Ended
                                                                       11/30/00
  Investment Income (Loss)
  Income
    Interest                                                          $   1,913
    Dividend                                                                 55
--------------------------------------------------------------------------------
    Total income                                                          1,968
--------------------------------------------------------------------------------
  Expenses
    Custody and accounting                                                   56
    Shareholder servicing                                                    48
    Investment management                                                    46
    Registration                                                             17
    Prospectus and shareholder reports                                        8
    Legal and audit                                                           7
    Directors                                                                 4
    Miscellaneous                                                             2
--------------------------------------------------------------------------------
    Net expenses                                                            188
--------------------------------------------------------------------------------
  Net investment income (loss)                                            1,780
--------------------------------------------------------------------------------
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Securities                                                             (278)
    Futures                                                                 (35)
--------------------------------------------------------------------------------
    Net realized gain (loss)                                               (313)
--------------------------------------------------------------------------------
  Change in net unrealized gain (loss)
    Securities                                                            1,246
    Futures                                                                   4
--------------------------------------------------------------------------------
    Change in net unrealized gain or loss                                 1,250
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                   937
--------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                              $   2,717

The accompanying notes are an integral part of these financial statements.
================================================================================

T. Rowe Price Corporate Income Fund
-----------------------------------                                  Unaudited
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                In thousands
                                                         6 Months         Year
                                                            Ended        Ended
                                                         11/30/00      5/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                          $   1,780     $  3,705
  Net realized gain (loss)                                   (313)      (2,725)
  Change in net unrealized gain or loss                     1,250       (1,279)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from operations         2,717         (299)
--------------------------------------------------------------------------------
Distributions to shareholders
  Net investment income                                    (1,768)      (3,707)
Capital share transactions *
  Shares sold                                               8,873       24,511
  Distributions reinvested                                  1,128        2,230
  Shares redeemed                                          (5,545)     (29,832)
--------------------------------------------------------------------------------
  Increase (decrease) in net assets from capital
  share transactions                                        4,456       (3,091)
--------------------------------------------------------------------------------
Net Assets
Increase (decrease) during period                           5,405       (7,097)
Beginning of period                                        43,725       50,822
--------------------------------------------------------------------------------
End of period                                           $  49,130     $ 43,725

*Share information
    Shares sold                                               984        2,666
    Distributions reinvested                                  125          244
    Shares redeemed                                          (615)      (3,271)
--------------------------------------------------------------------------------
    Increase (decrease) in shares outstanding                 494         (361)

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Corporate Income Fund
-----------------------------------
Unaudited                                                     November 30, 2000

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on October 31, 1995. The fund seeks to provide high income and some capital growth.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

     Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting GuideNAudits of Investment Companies (the guide), which will be adopted by the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of MBS to be accounted for as interest income. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credit earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS
--------------------------------

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities At November 30, 2000, approximately 22% of the fund's net assets were invested in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Futures Contracts During the six months ended November 30, 2000, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $16,422,000 and $12,511,000, respectively, for the six months ended November 30, 2000. Purchases and sales of U.S. government securities aggregated $6,688,000 and $5,901,000, respectively, for the six months ended November 30, 2000.

NOTE 3 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of May 31, 2000, the fund had $3,799,000 of capital loss carryforwards, $815,000 of which expires in 2007, and $2,984,000 in 2008. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At November 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $49,478,000. Net unrealized loss aggregated $1,025,000 at period-end, of which $723,000 related to appreciated investments and $1,748,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS
-----------------------------------

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $9,000 was payable at November 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 2001, which would cause the fund's ratio of total expenses to average net assets to exceed 0.80%. Thereafter, through May 31, 2003, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.80%. Pursuant to this agreement, $64,000 of management fees were not accrued by the fund for the six months ended November 30, 2000. At November 30, 2000, unaccrued fees in the amount of $320,000 remain subject to reimbursement by the fund through May 31, 2001, and $185,000 through May 31, 2003.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $84,000 for the six months ended November 30, 2000, of which $16,000 was payable at period-end. The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates or
T. Rowe Price International, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2000, totaled $45,000 and are reflected as interest income in the accompanying Statement of Operations.

================================================================================
================================================================================
T. Rowe Price Shareholder Services
----------------------------------
     INVESTMENT SERVICES AND INFORMATION
     -----------------------------------
          KNOWLEDGEABLE  SERVICE  REPRESENTATIVES
          -------------  -------  ---------------
               BY PHONE 1-800-225-5132 Available Monday through Friday from
               8 a.m. to 10 p.m. ET and weekends from 8:30a.m. to 5 p.m. ET.
               IN PERSON  Available in T. Rowe Price Investor Centers.

          ACCOUNT SERVICES
          ----------------
               CHECKING Available on most fixed-income funds ($500 minimum). AUTOMATIC INVESTING From your bank account or paycheck. AUTOMATIC WITHDRAWAL Scheduled, automatic redemptions. DISTRIBUTION OPTIONS Reinvest all, some, or none of your distributions.
               AUTOMATED 24-HOUR SERVICES Including Tele*Access[Reg Mark] and the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

          BROKERAGE SERVICES*
          -------------------
               INDIVIDUAL INVESTMENTS Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

          INVESTMENT INFORMATION
          ----------------------
               COMBINED STATEMENT Overview of all your accounts with
               T. Rowe Price.

               SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.

               T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.

               PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results.

               INSIGHTS Educational reports on investment strategies and financial markets.

               INVESTMENT GUIDES Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

               * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

               ** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

================================================================================
T. Rowe Price Mutual Funds
--------------------------

STOCK FUNDS
-----------
DOMESTIC
--------
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock

Health Sciences
Media &  Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Total Equity  Market  Index
Value

BLENDED ASSET FUNDS
-------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
----------
DOMESTIC TAXABLE
----------------
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
-----------------
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey  Tax-Free Bond
New York  Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High  Yield
Tax-Free Income
Tax-Free Intermediate  Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS
------------------
TAXABLE
-------
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
--------
California Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------
STOCK
-----
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
--------------------------------------
Equity Income Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*  Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including fees and expenses. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.
================================================================================
T. Rowe Price Advisory Services and Retirement Resources
--------------------------------------------------------
ADVISORY SERVICES, RETIREMENT RESOURCES
--------------------------------------------------------------------------------
          T.  Rowe  Price  is your  full-service  retirement
          specialist.  We  have  developed  unique  advisory
          services that can help you meet the most difficult
          retirement   challenges.   Our   broad   array  of
          retirement plans is suitable for individuals,  the
          self-employed, small businesses, corporations, and
          nonprofit    organizations.    We   also   provide
          recordkeeping,   communications,   and  investment
          management    services,    and   our   educational
          materials, self-help planning guides, and software
          tools are recognized as among the industry's best.
          For information or to request literature,  call us
          at  1-800-638-5660,  or  visit  our  Web  site  at
          WWW.TROWEPRICE.COM.
--------------------------------------------------------------------------------

ADVISORY SERVICES

          T. ROWE PRICE RETIREMENT INCOME MANAGER SM helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

          T. ROWE PRICE ROLLOVER INVESTMENT SERVICE offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT RESOURCES AT T. ROWE PRICE
--------------------------------------------------------------------------------
  Traditional, Roth, and Rollover IRAs
  SEP-IRA and SIMPLE IRA
  Profit Sharing
  Money Purchase Pension
  "Paired" Plans (Money Purchase
  Pension and Profit Sharing Plans)
  401(k) and 403(b)
  457 Deferred Compensation

PLANNING AND INFORMATIONAL GUIDES

  Minimum Required Distributions Guide
  Retirement Planning Kit
  Retirees Financial Guide
  Tax Considerations for Investors

INSIGHTS REPORTS

  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  The Roth IRA: A Review

SOFTWARE PACKAGES

  T. Rowe Price Retirement Planning
    Analyzer [TM] CD-ROM or diskette $19.95.
    To order, please call 1-800-541-5760.
    Also available on the Internet for $9.95.

  T. Rowe Price Variable Annuity Analyzer [TM]
    CD-ROM or diskette, free. To
    order, please call 1-800-469-5304.

T. ROWE PRICE IMMEDIATE VARIABLE ANNUITY (INCOME ACCOUNT)

INVESTMENT KITS

          We will be happy to send you one of our easy-to-follow investment kits when you are ready to invest in any T. Rowe Price retirement vehicle, including IRAs, qualified plans, small-business plans, or our no-load variable annuities.

================================================================================
T. Rowe Price Insights Reports
------------------------------
THE FUNDAMENTALS OF INVESTING
--------------------------------------------------------------------------------
                     Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the
     T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660.

INSIGHTS REPORTS
--------------------------------------------------------------------------------
GENERAL INFORMATION
  The ABCs of Giving
  Back to Basics: The ABCs of Investing
  The Challenge of Preparing for Retirement
  Financial Planning After Retirement
  Getting Started: Investing With Mutual Funds
  The Roth IRA: A Review
  Tax Information for Mutual Fund Investors

INVESTMENT STRATEGIES
  Conservative Stock Investing
  Dollar Cost Averaging
  Equity Index Investing
  Growth Stock Investing
  Investing for Higher Yield
  Managing Risk Through Diversification
  The Power of Compounding
  Value Investing

TYPES OF SECURITIES
  The Basics of International  Stock
  Investing The Basics of Tax-Free
  Investing The Fundamentals of Fixed-Income
  Investing Global Bond Investing
  Investing in Common  Stocks
  Investing in Emerging  Growth  Stocks
  Investing in Financial  Services  Stocks
  Investing in Health Care  Stocks
  Investing in High-Yield Municipal   Bonds
  Investing in Money  Market   Securities
  Investing in Mortgage-Backed  Securities
  Investing in Natural Resource Stocks
  Investing in Science and Technology Stocks
  Investing in Small-Company  Stocks
  Understanding Derivatives
  Understanding High-Yield "Junk" Bonds

BROKERAGE INSIGHTS
  Combining Individual Securities With Mutual Funds
  Getting Started: An Introduction to Individual Securities
  What You Should Know About Bonds
  What You Should Know About Margin and Short-Selling
  What You Should Know About Options
  What You Should Know About Stocks

T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

INSIGHTS REPORTS

================================================================================

T. Rowe Price Brokerage
-----------------------
     BROKERAGE SERVICES
     ------------------

          T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

          T. Rowe Price Brokerage provides high-quality services and financial tools you can use to manage your investments effectively and conveniently. We also offer commission savings over full-service brokerages on a number of transactions.*

               INTERNET AND AUTOMATED SERVICES You can enter trades, access quotes, and review account information 24 hours a day, seven days a week, by telephone or computer. We offer a flat-rate commission of $19.95 on stock trades placed through our Internet-Trader service.**

               RESEARCH SERVICES To help you make informed investment decisions, we offer access to several sources of data. You can research your investments using our Online Research & News Service, provided by Thomson Investors Network, which includes company profiles, intraday and 12-month interactive charting, and analysts' ratings and earnings estimates. Using our Research On Call service, you can request reports from Standard & Poor's, Vicker's, Lipper, and other well-known research providers to be delivered by fax or by mail.

               DIVIDEND REINVESTMENT SERVICE This service helps keep more of your money working for you. Cash dividends (of $10 or greater) from your eligible securities will be invested automatically in additional shares of the same company, free of charge. Most stocks listed on national securities exchanges or Nasdaq are eligible for this service.

               *        Based  on a July  2000  survey  for
                        representative-assisted       stock
                        trades.  Services vary by firm, and
                        commissions  may vary  depending on
                        size of order.

               **       $19.95  per  trade  for up to 1,000
                        shares plus an additional  $.02 for
                        each share over 1,000 shares. Visit
                        our  Web   site   for  a   complete
                        commission  schedule  or  call  for
                        rates  on   representative-assisted
                        and other non-Internet trades.
================================================================================

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.        F03-051  11/30/00